Asset Impairments and Vessel Sales - Equity (Loss) Income (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	6 Months Ended
	May 31, 2017	Jan. 31, 2014	Jun. 30, 2017
Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			8.20%
Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Impairment			$ 48.6
Tanker Investments Limited | Common Stock
Schedule of Equity Method Investments [Line Items]
Number of shares owned (in shares)			2.5
Teekay Tankers | Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			11.30%
Teekay Tankers | Tanker Investments Limited
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares)	27.0	5.0
Equity method investment, ownership interest		20.00%
Teekay Tankers | Tanker Investments Limited | Common Stock
Schedule of Equity Method Investments [Line Items]
Number of shares purchased (USD per share)	$ 3.3
Number of shares owned (in shares)			3.4